11. Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Repayment of loans payable	$ 2,464	$ 2,000	$ 96,801	$ 7,041
Royalty expense			380,011
Rent expense			238,238	40,930
Asset Purchase Agreement [Member]
Loan payable			200,000
Interest expense			100,000
Debt reclassified to revenue			200,000
Royalty Network [Member]
Interest expense			14,781	21,028
Repayment of loans payable			96,801	$ 7,041
Loan payable			$ 481,785